Quarterly Holdings Report
for

Fidelity® Leveraged Company Stock Fund

October 31, 2019

LSF-QTLY-1219
1.809078.116

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 12.1%
Interactive Media & Services - 3.8%
Alphabet, Inc. Class A (a)	36,600	$46,072
Facebook, Inc. Class A (a)	199,400	38,215
		84,287
Media - 5.8%
Altice U.S.A., Inc. Class A (a)	1,829,600	56,626
Comcast Corp. Class A	614,100	27,524
Nexstar Broadcasting Group, Inc. Class A	305,898	29,761
Sinclair Broadcast Group, Inc. Class A	318,700	12,697
		126,608
Wireless Telecommunication Services - 2.5%
T-Mobile U.S., Inc. (a)	653,000	53,977

TOTAL COMMUNICATION SERVICES		264,872

CONSUMER DISCRETIONARY - 14.2%
Hotels, Restaurants & Leisure - 10.4%
Boyd Gaming Corp.	2,264,500	61,708
Eldorado Resorts, Inc. (a)(b)	1,658,780	74,264
Melco Crown Entertainment Ltd. sponsored ADR	868,642	18,711
MGM Mirage, Inc.	369,500	10,531
Penn National Gaming, Inc. (a)	1,293,288	27,566
Royal Caribbean Cruises Ltd.	214,400	23,333
Studio City International Holdings Ltd. ADR	695,700	13,371
		229,484
Household Durables - 0.8%
Tempur Sealy International, Inc. (a)	192,400	17,499
Internet & Direct Marketing Retail - 2.3%
Amazon.com, Inc. (a)	28,300	50,279
Specialty Retail - 0.7%
Ulta Beauty, Inc. (a)	65,700	15,318

TOTAL CONSUMER DISCRETIONARY		312,580

CONSUMER STAPLES - 3.7%
Food Products - 3.7%
Darling International, Inc. (a)	526,083	10,153
JBS SA	10,119,700	71,384
		81,537
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
MEG Energy Corp. (a)	2,098,400	8,062
FINANCIALS - 5.1%
Banks - 2.1%
Bank of America Corp.	652,399	20,401
JPMorgan Chase & Co.	199,700	24,947
		45,348
Consumer Finance - 3.0%
American Express Co.	328,100	38,480
OneMain Holdings, Inc.	720,800	28,832
		67,312

TOTAL FINANCIALS		112,660

HEALTH CARE - 10.1%
Biotechnology - 0.6%
Alexion Pharmaceuticals, Inc. (a)	134,100	14,134
Health Care Providers & Services - 4.2%
Cigna Corp.	113,300	20,220
Humana, Inc.	67,900	19,976
Tenet Healthcare Corp. (a)	691,500	17,523
UnitedHealth Group, Inc.	133,500	33,735
		91,454
Life Sciences Tools & Services - 4.4%
Charles River Laboratories International, Inc. (a)	80,900	10,515
IQVIA Holdings, Inc. (a)	370,100	53,450
Thermo Fisher Scientific, Inc.	107,500	32,463
		96,428
Pharmaceuticals - 0.9%
Jazz Pharmaceuticals PLC (a)	166,400	20,905

TOTAL HEALTH CARE		222,921

INDUSTRIALS - 11.6%
Airlines - 5.7%
Air Canada (a)	3,009,700	107,168
Delta Air Lines, Inc.	335,100	18,457
		125,625
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.	46,866	8
Machinery - 1.8%
Allison Transmission Holdings, Inc.	510,200	22,250
Fortive Corp.	242,600	16,739
		38,989
Marine - 0.0%
Genco Shipping & Trading Ltd.	831	8
Trading Companies & Distributors - 4.1%
Air Lease Corp. Class A (b)	459,820	20,223
HD Supply Holdings, Inc. (a)	826,500	32,680
United Rentals, Inc. (a)	273,000	36,465
		89,368

TOTAL INDUSTRIALS		253,998

INFORMATION TECHNOLOGY - 32.5%
Electronic Equipment & Components - 2.2%
CDW Corp.	205,900	26,337
Zebra Technologies Corp. Class A (a)	94,700	22,526
		48,863
IT Services - 14.7%
EPAM Systems, Inc. (a)	302,100	53,158
Fiserv, Inc. (a)	264,609	28,086
Global Payments, Inc.	360,200	60,939
GoDaddy, Inc. (a)	261,600	17,012
MasterCard, Inc. Class A	201,600	55,805
PayPal Holdings, Inc. (a)	430,100	44,773
Verra Mobility Corp. (a)	593,900	8,522
Visa, Inc. Class A	313,800	56,126
		324,421
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc. (a)	560,700	19,025
Lam Research Corp.	149,800	40,602
Microchip Technology, Inc. (b)	408,600	38,527
Micron Technology, Inc. (a)	380,800	18,107
ON Semiconductor Corp. (a)	1,177,900	24,029
		140,290
Software - 9.2%
Adobe, Inc. (a)	225,600	62,701
Microsoft Corp.	429,600	61,592
Palo Alto Networks, Inc. (a)	108,300	24,626
Salesforce.com, Inc. (a)	112,500	17,605
SS&C Technologies Holdings, Inc.	293,297	15,254
VMware, Inc. Class A	125,500	19,863
		201,641

TOTAL INFORMATION TECHNOLOGY		715,215

MATERIALS - 2.2%
Chemicals - 1.5%
CF Industries Holdings, Inc.	330,200	14,975
The Chemours Co. LLC	1,129,328	18,532
		33,507
Metals & Mining - 0.7%
First Quantum Minerals Ltd.	1,634,200	13,810

TOTAL MATERIALS		47,317

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Crown Castle International Corp.	244,300	33,906
UTILITIES - 4.8%
Independent Power and Renewable Electricity Producers - 4.8%
NRG Energy, Inc.	1,000,400	40,136
Vistra Energy Corp.	2,415,265	65,285
		105,421
TOTAL COMMON STOCKS
(Cost $1,638,479)		2,158,489

Money Market Funds - 5.4%
Fidelity Cash Central Fund 1.83% (c)	38,071,977	38,080
Fidelity Securities Lending Cash Central Fund 1.84% (c)(d)	80,646,083	80,654
TOTAL MONEY MARKET FUNDS
(Cost $118,730)		118,734
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $1,757,209)		2,277,223
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(79,262)
NET ASSETS - 100%		$2,197,961

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$462
Fidelity Securities Lending Cash Central Fund	85
Total	$547

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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